Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share
Earnings per share

25.           Earnings per share

The calculation of basic earnings per share is calculated by dividing loss of the the year by the weighted average number of common shares existing during the period. Diluted earnings per share are calculated by dividing net income for the period by weighted average number of common shares existing during the period plus weighted average number of common shares that would be issued upon conversion of all potentially diluting common shares into common shares.

As of December 31, 2022, 2021 and 2020, the number of shares used to calculate the diluted net loss per share of common stock attributable to common shareholders is the same as the number of shares used to calculate the basic net loss per share of common stock attributable to common shareholders for the period presented because potentially dilutive shares would have been antidilutive if included in the calculation. The tables below show data of income and shares used in calculating basic and diluted earnings per share.

	Year ended December 31,
	2022	2021	2020
Basic and diluted earnings per share
Numerator
Loss of the period assigned to Company’s shareholders	(243,029)	(44,646)	(21,431)
Denominator
Weighted average for number of common shares	41,595,506	32,616,258	23,007,503
	41,595,506	32,616,258	23,007,503
Basic and diluted loss per share (in reais)	(5.843)	(1.369)	(0.931)